BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
July 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 0.0%
Knollwood CDO Ltd., Series 2004-1A, Class
C, (LIBOR USD 3 Month + 3.20%), 3.33%,
01/10/39
(a)(b)(c)
.................... USD 184 $ —
Total Asset-Backed Securities — 0.0%
(Cost: $179,654) ................................. —
Shares
Shares
Common Stocks — 58.7%
Aerospace & Defense — 0.1%
MTU Aero Engines AG ................ 1,155 288,909
Singapore Technologies Engineering Ltd. .... 199,400 588,864
TransDigm Group, Inc.
(d)
............... 293 187,839
1,065,612
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc. ........... 9,233 823,307
Deutsche Post AG (Registered) .......... 14,917 1,010,944
DSV Panalpina A/S .................. 4,658 1,135,457
Expeditors International of Washington, Inc. .. 8,645 1,108,721
FedEx Corp. ....................... 10,501 2,939,755
InPost SA
(d)
........................ 27,764 544,397
United Parcel Service, Inc., Class B ....... 25,947 4,965,218
XPO Logistics, Inc.
(d)
................. 5,406 749,758
13,277,557
Airlines — 0.4%
(d)
Alaska Air Group, Inc. ................. 1,735 100,682
American Airlines Group, Inc. ............ 10,175 207,366
ANA Holdings, Inc. ................... 3,600 84,359
Delta Air Lines, Inc. .................. 59,773 2,384,943
Japan Airlines Co. Ltd. ................ 2,400 50,034
Singapore Airlines Ltd. ................ 62,600 234,689
Southwest Airlines Co. ................ 49,287 2,489,979
United Airlines Holdings, Inc. ............ 5,243 244,953
5,797,005
Auto Components — 0.3%
Aisin Seiki Co. Ltd. ................... 2,000 80,968
Aptiv plc
(d)
......................... 2,010 335,369
BorgWarner, Inc. .................... 5,344 261,749
Bridgestone Corp. ................... 32,000 1,409,756
Cie Generale des Etablissements Michelin SCA 698 114,013
Continental AG
(d)
.................... 2,981 404,954
Denso Corp. ....................... 10,100 693,882
Faurecia SE ....................... 286 13,025
Faurecia SE ....................... 876 39,098
Koito Manufacturing Co. Ltd. ............ 1,200 73,441
Stanley Electric Co. Ltd. ............... 3,100 80,888
Sumitomo Electric Industries Ltd. ......... 15,100 214,521
Toyota Industries Corp. ................ 12,300 1,031,787
Valeo ............................ 2,197 63,528
4,816,979
Automobiles — 1.2%
Bayerische Motoren Werke AG .......... 1,972 196,079
Daimler AG (Registered) ............... 8,690 775,491
Ferrari NV ........................ 613 133,596
Ford Motor Co.
(d)
.................... 27,399 382,216
General Motors Co.
(d)
................. 9,009 512,072
Honda Motor Co. Ltd. ................. 35,700 1,146,608
Nissan Motor Co. Ltd.
(d)
................ 59,100 343,007
Stellantis NV ....................... 19,649 376,987
Subaru Corp. ...................... 43,400 852,679
Suzuki Motor Corp. .................. 1,800 73,234
Tesla, Inc.
(d)
........................ 14,841 10,198,735
Security
Shares
Shares Value
Automobiles (continued)
Toyota Motor Corp. .................. 30,300 $ 2,720,197
Volkswagen AG ..................... 1,184 392,953
18,103,854
Banks — 3.2%
ABN AMRO Bank NV, CVA
(c)
............ 5,982 69,730
Australia & New Zealand Banking Group Ltd. . 40,745 829,510
Banco Bilbao Vizcaya Argentaria SA ....... 89,931 575,692
Banco Santander SA ................. 244,019 893,879
Bank Hapoalim BM
(d)
................. 9,764 77,701
Bank Leumi Le-Israel BM
(d)
............. 15,370 117,445
Bank of America Corp. ................ 153,560 5,890,562
Banque Cantonale Vaudoise (Registered) ... 2,700 241,034
Barclays plc ....................... 202,066 488,814
BNP Paribas SA .................... 14,137 862,063
BOC Hong Kong Holdings Ltd. ........... 43,500 139,691
CaixaBank SA ...................... 58,093 172,531
Citigroup, Inc. ...................... 44,300 2,995,566
Citizens Financial Group, Inc. ........... 9,043 381,253
Comerica, Inc. ...................... 2,061 141,508
Commerzbank AG
(d)
.................. 6,536 42,091
Commonwealth Bank of Australia ......... 25,604 1,876,980
Credit Agricole SA ................... 20,510 285,982
Danske Bank A/S .................... 13,972 244,874
DBS Group Holdings Ltd. .............. 23,300 521,369
Erste Group Bank AG ................. 4,870 188,715
Fifth Third Bancorp .................. 16,141 585,757
FinecoBank Banca Fineco SpA
(d)
......... 6,048 108,298
First Republic Bank .................. 4,058 791,391
Hang Seng Bank Ltd. ................. 11,600 222,157
HSBC Holdings plc .................. 297,392 1,641,661
Huntington Bancshares, Inc. ............ 33,876 476,974
ING Groep NV ...................... 53,721 689,278
Intesa Sanpaolo SpA ................. 192,618 532,116
Israel Discount Bank Ltd., Class A
(d)
....... 6,186 28,978
Japan Post Bank Co. Ltd. .............. 41,100 348,845
JPMorgan Chase & Co. ............... 59,902 9,091,926
KBC Group NV ..................... 3,537 284,809
KeyCorp .......................... 24,302 477,777
M&T Bank Corp. .................... 3,080 412,258
Mitsubishi UFJ Financial Group, Inc. ....... 223,000 1,178,038
Mizuho Financial Group, Inc. ............ 57,450 820,938
National Australia Bank Ltd. ............. 49,845 950,532
Natwest Group plc ................... 64,953 182,305
Nordea Bank Abp ................... 28,589 334,789
Oversea-Chinese Banking Corp. Ltd. ...... 43,600 394,460
People's United Financial, Inc. ........... 5,848 91,814
Raiffeisen Bank International AG ......... 3,088 73,015
Regions Financial Corp. ............... 20,576 396,088
Resona Holdings, Inc. ................ 41,000 153,942
Skandinaviska Enskilda Banken AB, Class A . 11,079 149,843
Societe Generale SA ................. 9,583 280,645
Standard Chartered plc ................ 37,714 226,088
Sumitomo Mitsui Financial Group, Inc. ...... 26,500 893,291
Sumitomo Mitsui Trust Holdings, Inc. ....... 5,600 183,825
SVB Financial Group
(d)
................ 1,234 678,651
Svenska Handelsbanken AB, Class A ...... 5,083 57,282
Swedbank AB, Class A ................ 4,149 80,796
Truist Financial Corp. ................. 34,364 1,870,432
UniCredit SpA ...................... 23,890 285,757
United Overseas Bank Ltd. ............. 13,600 262,937
US Bancorp ....................... 32,620 1,811,715
Wells Fargo & Co. ................... 88,882 4,083,239
Westpac Banking Corp. ............... 55,449 996,000

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2021
Security
Shares
Shares Value
Banks (continued)
Zions Bancorp NA ................... 2,389 $ 124,586
49,290,223
Beverages — 0.1%
Anheuser-Busch InBev SA/NV ........... 1,955 123,384
Coca-Cola Co. (The) ................. 10,088 575,319
Diageo plc ........................ 21,582 1,070,171
1,768,874
Biotechnology — 0.7%
AbbVie, Inc. ....................... 31,295 3,639,609
Amgen, Inc. ....................... 9,941 2,401,149
Argenx SE
(d)
....................... 314 95,888
Biogen, Inc.
(d)
...................... 2,293 749,192
CSL Ltd. .......................... 5,827 1,240,514
Genmab A/S
(d)
...................... 626 282,939
Gilead Sciences, Inc. ................. 20,605 1,407,115
Regeneron Pharmaceuticals, Inc.
(d)
........ 1,472 845,826
Vertex Pharmaceuticals, Inc.
(d)
........... 3,779 761,771
11,424,003
Building Products — 0.4%
Assa Abloy AB, Class B ............... 3,857 123,718
Carrier Global Corp. .................. 14,577 805,379
Cie de Saint-Gobain .................. 7,397 528,725
Daikin Industries Ltd. ................. 6,300 1,315,646
Geberit AG (Registered) ............... 1,417 1,163,468
Johnson Controls International plc ........ 14,084 1,005,879
Kingspan Group plc .................. 2,752 299,264
Masco Corp. ....................... 3,303 197,222
Nibe Industrier AB, Class B ............. 5,392 64,434
Trane Technologies plc ................ 5,294 1,077,912
6,581,647
Capital Markets — 1.7%
3i Group plc ....................... 11,669 207,395
Abrdn plc ......................... 34,377 135,615
Ameriprise Financial, Inc. .............. 2,641 680,216
Amundi SA
(c)
....................... 1,014 93,646
ASX Ltd. ......................... 992 56,196
Bank of New York Mellon Corp. (The) ...... 16,840 864,397
Cboe Global Markets, Inc. .............. 1,411 167,161
Charles Schwab Corp. (The) ............ 27,728 1,884,118
CME Group, Inc. .................... 6,964 1,477,273
Credit Suisse Group AG (Registered) ...... 50,542 507,406
Daiwa Securities Group, Inc. ............ 25,400 133,562
Deutsche Bank AG (Registered)
(d)
......... 23,279 293,461
Deutsche Boerse AG ................. 3,255 543,143
EQT AB .......................... 2,634 126,965
Franklin Resources, Inc. ............... 4,975 147,011
Futu Holdings Ltd., ADR
(d)
.............. 458 46,927
Goldman Sachs Group, Inc. (The) ........ 6,387 2,394,359
Hargreaves Lansdown plc .............. 3,145 71,331
Hong Kong Exchanges & Clearing Ltd. ..... 14,300 913,909
Intercontinental Exchange, Inc. .......... 13,008 1,558,749
Invesco Ltd. ....................... 2,828 68,947
Japan Exchange Group, Inc. ............ 6,300 143,294
Julius Baer Group Ltd. ................ 4,648 306,777
London Stock Exchange Group plc ........ 4,945 515,621
Macquarie Group Ltd. ................. 5,606 647,316
MarketAxess Holdings, Inc. ............. 591 280,826
Moody's Corp. ...................... 3,264 1,227,264
Morgan Stanley ..................... 28,695 2,754,146
MSCI, Inc. ........................ 1,526 909,435
Nasdaq, Inc. ....................... 1,897 354,227
Nomura Holdings, Inc. ................ 52,600 263,399
Northern Trust Corp. .................. 3,745 422,623
Security
Shares
Shares Value
Capital Markets (continued)
Partners Group Holding AG ............. 524 $ 895,183
Raymond James Financial, Inc. .......... 1,832 237,207
S&P Global, Inc. .................... 6,635 2,844,557
SBI Holdings, Inc. ................... 2,000 47,876
Schroders plc ...................... 2,048 104,006
St. James's Place plc ................. 3,511 77,354
State Street Corp. ................... 6,794 592,029
T. Rowe Price Group, Inc. .............. 4,129 842,977
UBS Group AG (Registered) ............ 69,701 1,148,379
26,986,283
Chemicals — 1.2%
Air Liquide SA ...................... 9,413 1,637,002
Air Products & Chemicals, Inc. ........... 1,535 446,731
Akzo Nobel NV ..................... 1,239 153,050
Albemarle Corp. .................... 363 74,793
Asahi Kasei Corp. ................... 11,000 119,954
BASF SE ......................... 20,145 1,582,964
Chr Hansen Holding A/S ............... 2,828 254,344
Covestro AG
(c)
...................... 3,354 216,069
Dow, Inc. ......................... 10,363 644,164
DuPont de Nemours, Inc. .............. 8,089 607,079
Ecolab, Inc. ....................... 4,811 1,062,413
Givaudan SA (Registered) .............. 292 1,457,444
International Flavors & Fragrances, Inc. ..... 5,959 897,664
Koninklijke DSM NV .................. 1,958 394,697
Linde plc ......................... 9,950 3,058,530
LyondellBasell Industries NV, Class A ...... 2,696 267,794
Nippon Paint Holdings Co. Ltd. ........... 9,000 114,878
Nippon Sanso Holdings Corp. ........... 8,000 177,088
Novozymes A/S, Class B ............... 3,353 263,428
PPG Industries, Inc. .................. 4,010 655,715
Sherwin-Williams Co. (The) ............. 3,260 948,758
Shin-Etsu Chemical Co. Ltd. ............ 8,100 1,321,347
Sika AG (Registered) ................. 2,982 1,050,471
Solvay SA ......................... 2,103 280,870
Sumitomo Chemical Co. Ltd. ............ 13,200 68,713
Umicore SA ....................... 2,789 173,104
17,929,064
Commercial Services & Supplies — 0.5%
Brambles Ltd. ...................... 63,118 540,396
Cintas Corp. ....................... 3,562 1,404,069
Copart , Inc.
(d)
...................... 6,253 919,191
Rentokil Initial plc .................... 66,811 526,303
Republic Services, Inc. ................ 7,692 910,425
Rollins, Inc. ........................ 19,410 743,985
Secom Co. Ltd. ..................... 1,100 83,260
Securitas AB, Class B ................. 12,983 228,935
Waste Connections, Inc. ............... 7,471 946,501
Waste Management, Inc. ............... 13,428 1,990,835
8,293,900
Communications Equipment — 0.0%
Nokia OYJ
(d)
....................... 27,546 169,252
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios
SA ........................... 54 1,420
Ferrovial SA ....................... 29,671 880,493
Quanta Services, Inc. ................. 2,147 195,162
Vinci SA .......................... 5,986 633,765
1,710,840
Construction Materials — 0.1%
CRH plc .......................... 11,579 578,708
HeidelbergCement AG ................ 4,725 418,719

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2021
Security
Shares
Shares Value
Construction Materials (continued)
Holcim Ltd.
(d)
....................... 9,484 $ 555,963
James Hardie Industries plc, CDI ......... 7,266 245,145
1,798,535
Consumer Finance — 0.3%
American Express Co. ................ 12,687 2,163,514
Capital One Financial Corp. ............. 7,868 1,272,255
Discover Financial Services ............. 5,115 635,897
Synchrony Financial .................. 8,352 392,711
4,464,377
Containers & Packaging — 0.3%
Avery Dennison Corp. ................. 3,559 749,810
Ball Corp. ......................... 21,136 1,709,480
Crown Holdings, Inc. ................. 8,805 878,387
Packaging Corp. of America ............ 2,002 283,283
Sealed Air Corp. .................... 3,561 202,087
Smurfit Kappa Group plc ............... 2,366 133,475
WestRock Co. ...................... 23,306 1,146,888
5,103,410
Distributors — 0.2%
Genuine Parts Co. ................... 13,887 1,762,538
LKQ Corp.
(d)
....................... 20,641 1,047,531
Pool Corp. ........................ 1,821 870,110
3,680,179
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B
(d)
....... 38,635 10,751,734
Equitable Holdings, Inc. ............... 1,262 38,958
EXOR NV ......................... 554 45,515
Groupe Bruxelles Lambert SA ........... 3,471 403,848
Investor AB, Class B .................. 17,776 440,214
M&G plc .......................... 32,713 102,432
Mitsubishi HC Capital, Inc. .............. 9,900 53,998
ORIX Corp. ........................ 23,200 405,894
Sofina SA ......................... 119 55,797
12,298,390
Diversified Telecommunication Services — 0.5%
AT&T, Inc. ......................... 97,686 2,740,092
BT Group plc
(d)
..................... 135,445 326,251
Cellnex Telecom SA
(c)
................. 4,383 285,844
Deutsche Telekom AG (Registered) ....... 40,439 839,278
Nippon Telegraph & Telephone Corp. ...... 17,800 455,825
Orange SA ........................ 24,189 269,203
Swisscom AG (Registered) ............. 374 224,775
Telefonica SA ...................... 55,818 255,359
Verizon Communications, Inc. ........... 49,782 2,776,840
8,173,467
Electric Utilities — 1.4%
AusNet Services Ltd. ................. 183,488 245,393
Edison International .................. 33,820 1,843,190
Electricite de France SA ............... 17,878 217,031
Elia Group SA/NV ................... 3,748 442,980
Endesa SA ........................ 31,605 767,706
Enel SpA ......................... 186,948 1,722,827
Eversource Energy .................. 20,693 1,785,185
Exelon Corp. ....................... 65,174 3,050,143
Fortum OYJ ....................... 32,900 906,405
Iberdrola SA ....................... 192,158 2,312,639
Longview Energy Co. (Acquired 08/13/04, cost
$48,000)
(a)(d)(e)
.................... 3,200 5,167
NextEra Energy, Inc. ................. 81,719 6,365,910
Orsted A/S
(c)
....................... 5,296 785,503
Red Electrica Corp. SA ................ 2,461 48,749
Security
Shares
Shares Value
Electric Utilities (continued)
SSE plc .......................... 37,756 $ 756,988
Terna SpA ........................ 79,702 632,547
Verbund AG ....................... 4,506 415,633
22,303,996
Electrical Equipment — 0.4%
ABB Ltd. (Registered) ................. 20,672 755,734
Eaton Corp. plc ..................... 4,358 688,782
Emerson Electric Co. ................. 9,073 915,375
Legrand SA ....................... 4,152 467,914
Mitsubishi Electric Corp. ............... 23,000 312,047
Nidec Corp. ....................... 7,300 819,378
Prysmian SpA ...................... 4,492 161,053
Rockwell Automation, Inc. .............. 248 76,240
Schneider Electric SE ................. 7,755 1,298,873
Siemens Energy AG
(d)
................. 11,647 316,855
Siemens Gamesa Renewable Energy SA
(d)
.. 3,882 108,265
Vestas Wind Systems A/S .............. 20,980 773,628
6,694,144
Electronic Equipment, Instruments & Components — 0.4%
Halma plc ......................... 4,064 163,133
Hamamatsu Photonics KK .............. 9,400 522,645
Hexagon AB, Class B ................. 6,192 102,500
Keyence Corp. ..................... 2,900 1,615,309
Kyocera Corp. ...................... 10,500 648,815
Murata Manufacturing Co. Ltd. ........... 12,300 1,020,724
Omron Corp. ....................... 5,600 479,220
TE Connectivity Ltd. .................. 4,279 631,024
Trimble, Inc.
(d)
...................... 1,053 90,032
Zebra Technologies Corp., Class A
(d)
....... 381 210,495
5,483,897
Energy Equipment & Services — 0.0%
NOV, Inc.
(d)
........................ 4,940 68,221
Entertainment — 1.0%
Activision Blizzard, Inc. ................ 16,207 1,355,229
Bollore SA ........................ 15,735 87,932
Electronic Arts, Inc. .................. 5,659 814,670
Live Nation Entertainment, Inc.
(d)
......... 2,691 212,293
Netflix, Inc.
(d)
....................... 8,823 4,566,520
Nexon Co. Ltd. ..................... 2,800 57,613
Nintendo Co. Ltd. .................... 1,500 771,155
Roku, Inc.
(d)
........................ 1,169 500,694
Take-Two Interactive Software, Inc.
(d)
....... 1,980 343,372
Ubisoft Entertainment SA
(d)
............. 237 15,024
Vivendi SE ........................ 14,137 477,639
Walt Disney Co. (The)
(d)
............... 39,274 6,913,010
16,115,151
Equity Real Estate Investment Trusts (REITs) — 1.6%
Alexandria Real Estate Equities, Inc. ....... 3,588 722,408
American Tower Corp. ................ 10,124 2,863,067
Ascendas REIT ..................... 18,400 42,343
AvalonBay Communities, Inc. ........... 3,424 780,090
Boston Properties, Inc. ................ 3,622 425,150
British Land Co. plc (The) .............. 887 6,280
CapitaLand Integrated Commercial Trust .... 30,500 48,330
Covivio .......................... 827 77,690
Crown Castle International Corp. ......... 9,938 1,918,928
Dexus ........................... 4,471 33,774
Digital Realty Trust, Inc. ............... 6,599 1,017,302
Duke Realty Corp. ................... 8,328 423,729
Equinix , Inc. ....................... 2,014 1,652,306
Equity LifeStyle Properties, Inc. .......... 668 55,978
Equity Residential ................... 8,560 720,153

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2021
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Essex Property Trust, Inc. .............. 1,552 $ 509,211
Extra Space Storage, Inc. .............. 2,939 511,797
Federal Realty Investment Trust .......... 956 112,359
Gecina SA ........................ 428 67,877
GLP J- Reit ........................ 19 34,032
Goodman Group .................... 21,936 364,843
GPT Group (The) .................... 7,500 25,715
Healthpeak Properties, Inc. ............. 13,004 480,758
Host Hotels & Resorts, Inc.
(d)
............ 14,963 238,361
Invitation Homes, Inc. ................. 4,895 199,129
Iron Mountain, Inc. ................... 6,666 291,704
Japan Metropolitan Fund Invest .......... 62 64,947
Japan Real Estate Investment Corp. ....... 12 75,365
Kimco Realty Corp. .................. 6,092 129,942
Klepierre SA ....................... 3,605 87,284
Land Securities Group plc .............. 9,353 92,056
Link REIT ......................... 31,800 303,892
Medical Properties Trust, Inc. ............ 4,337 91,207
Mid-America Apartment Communities, Inc. ... 2,516 485,840
Nippon Building Fund, Inc. .............. 22 142,178
Nippon Prologis REIT, Inc. .............. 15 50,093
Nomura Real Estate Master Fund, Inc. ..... 54 85,805
Omega Healthcare Investors, Inc. ......... 1,688 61,241
Orix JREIT, Inc. ..................... 37 70,599
Prologis, Inc. ....................... 16,895 2,163,236
Public Storage ...................... 3,721 1,162,738
Realty Income Corp. .................. 9,165 644,208
Regency Centers Corp. ............... 3,382 221,217
SBA Communications Corp. ............ 2,648 902,942
Scentre Group ...................... 63,817 121,842
Segro plc ......................... 15,666 264,822
Simon Property Group, Inc. ............. 7,495 948,267
Stockland ......................... 16,843 54,472
Sun Communities, Inc. ................ 653 128,060
UDR, Inc. ......................... 6,776 372,612
Unibail - Rodamco -Westfield
(d)
............ 1,822 151,656
Ventas, Inc. ....................... 9,118 545,074
VEREIT, Inc. ....................... 1,484 72,672
VICI Properties, Inc. .................. 2,444 76,228
Vicinity Centres ..................... 41,078 46,939
Vornado Realty Trust ................. 3,402 147,987
Welltower , Inc. ...................... 9,777 849,230
Weyerhaeuser Co. ................... 17,251 581,876
WP Carey, Inc. ..................... 2,075 167,432
24,987,273
Food & Staples Retailing — 1.2%
Aeon Co. Ltd. ...................... 12,900 353,007
Carrefour SA ....................... 12,273 227,962
Coles Group Ltd. .................... 21,955 282,551
Costco Wholesale Corp. ............... 18,847 8,098,933
Endeavour Group Ltd.
(d)
............... 23,107 112,425
Jeronimo Martins SGPS SA ............. 31,815 648,194
Koninklijke Ahold Delhaize NV ........... 39,044 1,213,678
Kroger Co. (The) .................... 55,395 2,254,577
Lawson, Inc. ....................... 1,500 75,390
Sysco Corp. ....................... 36,419 2,702,290
Tsuruha Holdings, Inc. ................ 1,100 129,871
Walgreens Boots Alliance, Inc. ........... 51,544 2,430,300
Welcia Holdings Co. Ltd. ............... 2,200 74,887
Wm Morrison Supermarkets plc .......... 42,747 159,003
Woolworths Group Ltd. ................ 20,298 580,649
19,343,717
Security
Shares
Shares Value
Food Products — 0.3%
Danone SA ........................ 867 $ 63,771
Kerry Group plc, Class A ............... 1,982 293,893
Nestle SA (Registered) ................ 32,575 4,124,962
4,482,626
Gas Utilities — 0.2%
APA Group
(f)
....................... 73,490 515,678
Hong Kong & China Gas Co. Ltd. ......... 583,222 948,517
Naturgy Energy Group SA .............. 25,528 658,879
Osaka Gas Co. Ltd. .................. 26,200 489,487
Snam SpA ........................ 109,733 663,757
Toho Gas Co. Ltd. ................... 1,500 72,911
Tokyo Gas Co. Ltd. .................. 17,300 327,467
3,676,696
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories .................. 26,581 3,215,769
Alcon, Inc. ........................ 6,952 506,099
Align Technology, Inc.
(d)
................ 386 268,579
Baxter International, Inc. ............... 4,947 382,650
Becton Dickinson and Co. .............. 3,114 796,406
Boston Scientific Corp.
(d)
............... 12,393 565,121
Carl Zeiss Meditec AG ................ 942 209,795
Coloplast A/S, Class B ................ 2,125 388,585
Danaher Corp. ..................... 10,071 2,996,022
DexCom , Inc.
(d)
..................... 566 291,779
Edwards Lifesciences Corp.
(d)
........... 5,214 585,376
GN Store Nord A/S ................... 629 55,121
Hoya Corp. ........................ 5,300 748,199
IDEXX Laboratories, Inc.
(d)
.............. 578 392,190
Intuitive Surgical, Inc.
(d)
................ 1,393 1,381,104
Koninklijke Philips NV ................. 12,830 591,585
Medtronic plc ...................... 19,019 2,497,385
Olympus Corp. ..................... 17,100 351,907
ResMed , Inc. ...................... 589 160,090
Siemens Healthineers AG
(c)
............. 9,756 644,105
Smith & Nephew plc .................. 10,553 215,353
Sonova Holding AG (Registered) ......... 480 188,465
Straumann Holding AG (Registered) ....... 95 176,132
Stryker Corp. ...................... 3,549 961,566
Sysmex Corp. ...................... 2,000 237,981
Terumo Corp. ...................... 9,700 376,464
West Pharmaceutical Services, Inc. ....... 126 51,878
Zimmer Biomet Holdings, Inc. ........... 763 124,689
19,360,395
Health Care Providers & Services — 1.1%
AmerisourceBergen Corp. .............. 2,126 259,734
Anthem, Inc. ....................... 4,430 1,701,164
Cardinal Health, Inc. .................. 2,028 120,423
Centene Corp.
(d)
.................... 8,092 555,192
Cigna Corp. ....................... 6,096 1,398,971
CVS Health Corp. ................... 25,934 2,135,924
DaVita, Inc.
(d)
....................... 378 45,455
Fresenius Medical Care AG & Co. KGaA .... 4,994 393,634
Fresenius SE & Co. KGaA .............. 8,861 465,734
HCA Healthcare, Inc. ................. 5,117 1,270,039
Henry Schein, Inc.
(d)
.................. 1,482 118,782
Humana, Inc. ...................... 1,928 821,058
Laboratory Corp. of America Holdings
(d)
..... 1,455 430,898
McKesson Corp. .................... 2,596 529,143
Quest Diagnostics, Inc. ................ 1,925 272,965
UnitedHealth Group, Inc. ............... 16,378 6,751,339
Universal Health Services, Inc., Class B .... 718 115,174
17,385,629

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2021
Security
Shares
Shares Value
Health Care Technology — 0.0%
M3, Inc. .......................... 6,300 $ 412,062
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A
(d)
................. 5,778 832,090
Aramark .......................... 11,677 410,213
Booking Holdings, Inc.
(d)
............... 1,157 2,520,247
Caesars Entertainment, Inc.
(d)
........... 9,601 838,743
Carnival Corp.
(d)
..................... 48,866 1,057,949
Chipotle Mexican Grill, Inc.
(d)
............ 1,119 2,085,189
Compass Group plc
(d)
................. 24,136 509,991
Darden Restaurants, Inc. .............. 6,848 998,986
Domino's Pizza, Inc. .................. 1,958 1,028,909
DraftKings , Inc., Class A
(d)
.............. 12,829 622,207
Evolution AB
(c)
...................... 1,151 200,274
Expedia Group, Inc.
(d)
................. 5,875 945,111
Flutter Entertainment plc
(d)
.............. 2,348 400,273
Hilton Worldwide Holdings, Inc.
(d)
......... 10,399 1,366,949
Las Vegas Sands Corp.
(d)
.............. 18,188 770,262
Marriott International, Inc., Class A
(d)
....... 10,376 1,514,689
McDonald's Corp. ................... 22,859 5,548,108
MGM Resorts International ............. 19,031 714,233
Norwegian Cruise Line Holdings Ltd.
(d)
...... 5,491 131,949
Oriental Land Co. Ltd. ................ 2,600 356,201
Penn National Gaming, Inc.
(d)
............ 2,346 160,419
Royal Caribbean Cruises Ltd.
(d)
.......... 10,981 844,109
Sodexo SA
(d)
....................... 1,531 130,450
Starbucks Corp. ..................... 37,944 4,607,540
Vail Resorts, Inc.
(d)
................... 1,060 323,512
Wynn Resorts Ltd.
(d)
.................. 5,570 547,698
Yum! Brands, Inc. ................... 14,310 1,880,191
31,346,492
Household Durables — 0.5%
Garmin Ltd. ........................ 15,851 2,491,777
Leggett & Platt, Inc. .................. 1,681 80,738
Mohawk Industries, Inc.
(d)
.............. 5,190 1,011,531
Newell Brands, Inc. .................. 23,243 575,264
Panasonic Corp. .................... 28,200 340,517
Sony Corp. ........................ 19,700 2,057,990
Whirlpool Corp. ..................... 7,018 1,554,768
8,112,585
Household Products — 0.1%
Procter & Gamble Co. (The) ............ 6,571 934,593
Reckitt Benckiser Group plc ............. 13,228 1,011,938
1,946,531
Independent Power and Renewable Electricity Producers — 0.1%
EDP Renovaveis SA .................. 12,655 297,237
Uniper SE ......................... 15,051 587,636
884,873
Industrial Conglomerates — 0.4%
3M Co. ........................... 7,922 1,568,081
CK Hutchison Holdings Ltd. ............. 91,500 668,527
Hitachi Ltd. ........................ 10,200 586,696
Roper Technologies, Inc. ............... 1,803 885,886
Siemens AG (Registered) .............. 10,107 1,577,027
Smiths Group plc .................... 5,619 121,406
Toshiba Corp. ...................... 3,800 163,558
5,571,181
Insurance — 2.3%
Admiral Group plc ................... 925 43,696
Aegon NV ......................... 16,812 71,579
Aflac, Inc. ......................... 22,359 1,229,745
Ageas SA ......................... 1,706 90,087
Security
Shares
Shares Value
Insurance (continued)
AIA Group Ltd. ..................... 193,000 $ 2,309,393
Alleghany Corp.
(d)
.................... 304 201,582
Allianz SE (Registered) ................ 7,548 1,876,157
Allstate Corp. (The) .................. 9,798 1,274,230
American Financial Group, Inc. .......... 1,617 204,534
American International Group, Inc. ........ 16,257 769,769
Aon plc, Class A .................... 7,217 1,876,637
Arch Capital Group Ltd.
(d)
.............. 7,074 275,886
Arthur J Gallagher & Co. ............... 6,966 970,434
Assicurazioni Generali SpA ............. 11,196 223,227
Assurant, Inc. ...................... 1,441 227,404
Athene Holding Ltd., Class A
(d)
........... 3,328 215,055
Aviva plc ......................... 40,786 219,047
AXA SA .......................... 31,166 807,107
Baloise Holding AG (Registered) ......... 1,931 304,462
Brown & Brown, Inc. .................. 5,873 319,491
Cincinnati Financial Corp. .............. 4,185 493,328
Dai-ichi Life Holdings, Inc. .............. 14,100 259,511
Erie Indemnity Co., Class A ............. 1,265 233,886
Everest Re Group Ltd. ................ 1,611 407,309
Globe Life, Inc. ..................... 2,587 240,876
Hannover Rueck SE .................. 1,591 267,421
Hartford Financial Services Group, Inc. (The) . 12,825 815,927
Insurance Australia Group Ltd. ........... 12,588 44,891
Japan Post Holdings Co. Ltd.
(d)
........... 59,100 501,667
Japan Post Insurance Co. Ltd. ........... 4,300 76,233
Legal & General Group plc ............. 75,442 273,286
Lincoln National Corp. ................ 5,209 320,979
Loews Corp. ....................... 9,789 524,984
Markel Corp.
(d)
...................... 185 223,141
Marsh & McLennan Cos., Inc. ........... 17,591 2,589,747
MetLife, Inc. ....................... 26,370 1,521,549
MS&AD Insurance Group Holdings, Inc. .... 13,200 408,026
Muenchener Rueckversicherungs-Gesellschaft
AG (Registered) .................. 2,435 657,022
NN Group NV ...................... 5,070 252,062
Principal Financial Group, Inc. ........... 7,231 449,262
Progressive Corp. (The) ............... 19,126 1,820,030
Prudential Financial, Inc. ............... 11,651 1,168,362
Prudential plc ...................... 37,230 699,136
QBE Insurance Group Ltd. ............. 15,479 124,047
Reinsurance Group of America, Inc. ....... 1,736 191,273
RenaissanceRe Holdings Ltd. ........... 1,205 183,991
Sampo OYJ, Class A ................. 13,985 673,079
SCOR SE ......................... 1,051 29,351
Sompo Holdings, Inc. ................. 6,400 264,589
Suncorp Group Ltd. .................. 13,528 114,891
Swiss Life Holding AG (Registered) ........ 1,004 517,866
Swiss Re AG ....................... 8,280 750,669
T&D Holdings, Inc. ................... 2,100 26,869
Tokio Marine Holdings, Inc. ............. 13,100 624,360
Travelers Cos., Inc. (The) .............. 8,672 1,291,434
Tryg A/S .......................... 12,089 298,777
Unum Group ....................... 2,463 67,486
Willis Towers Watson plc ............... 4,525 932,512
WR Berkley Corp. ................... 5,988 438,142
Zurich Insurance Group AG ............. 4,003 1,613,909
35,901,402
Interactive Media & Services — 3.2%
Alphabet, Inc., Class A
(d)
............... 5,937 15,997,425
Alphabet, Inc., Class C
(d)
............... 5,625 15,212,362
Facebook, Inc., Class A
(d)
.............. 46,789 16,670,921
Match Group, Inc.
(d)
.................. 1,214 193,354
Pinterest, Inc., Class A
(d)
............... 2,270 133,703
Snap, Inc., Class A
(d)
................. 4,395 327,076

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2021
Security
Shares
Shares Value
Interactive Media & Services (continued)
Twitter, Inc.
(d)
....................... 17,350 $ 1,210,162
Z Holdings Corp. .................... 31,100 155,661
Zillow Group, Inc., Class A
(d)
............ 476 50,994
Zillow Group, Inc., Class C
(d)
............ 914 97,122
50,048,780
Internet & Direct Marketing Retail — 2.2%
Amazon.com, Inc.
(d)
.................. 8,627 28,707,119
Chewy, Inc., Class A
(d)
................ 1,915 160,285
Delivery Hero SE
(c)(d)
.................. 3,662 547,442
eBay, Inc. ......................... 20,570 1,403,080
Etsy, Inc.
(d)
........................ 3,640 667,976
HelloFresh SE
(d)
..................... 3,114 291,905
Just Eat Takeaway.com NV
(c)(d)
........... 2,649 235,233
MercadoLibre , Inc.
(d)
.................. 220 345,114
Prosus NV
(d)
....................... 7,690 686,090
Rakuten Group, Inc. .................. 14,500 159,559
Wayfair, Inc., Class A
(d)
................ 876 211,431
Zalando SE
(c)(d)
..................... 2,488 276,448
33,691,682
IT Services — 3.2%
Accenture plc, Class A ................ 15,349 4,876,070
Adyen NV
(c)(d)
...................... 357 967,489
Afterpay Ltd.
(d)
...................... 2,021 143,658
Akamai Technologies, Inc.
(d)
............. 4,271 512,178
Amadeus IT Group SA
(d)
............... 6,451 423,062
Atos SE .......................... 9,845 470,815
Automatic Data Processing, Inc. .......... 11,606 2,432,966
Broadridge Financial Solutions, Inc. ....... 1,893 328,417
Capgemini SE ...................... 4,083 882,552
Cognizant Technology Solutions Corp., Class A 13,542 995,743
Computershare Ltd. .................. 46,003 528,928
DXC Technology Co.
(d)
................ 3,738 149,445
Edenred .......................... 2,239 130,077
EPAM Systems, Inc.
(d)
................. 873 488,706
Fidelity National Information Services, Inc. ... 13,674 2,038,110
Fiserv, Inc.
(d)
....................... 12,624 1,453,149
FleetCor Technologies, Inc.
(d)
............ 2,342 604,751
Fujitsu Ltd. ........................ 800 136,104
Gartner, Inc.
(d)
...................... 1,674 443,158
Global Payments, Inc. ................ 6,092 1,178,254
GoDaddy , Inc., Class A
(d)
............... 1,318 110,514
International Business Machines Corp. ..... 23,046 3,248,564
Jack Henry & Associates, Inc. ........... 788 137,183
Mastercard , Inc., Class A ............... 19,708 7,606,106
MongoDB, Inc.
(d)
.................... 724 259,858
NTT Data Corp. ..................... 18,700 289,654
Okta , Inc.
(d)
........................ 389 96,390
Paychex, Inc. ...................... 4,067 462,906
PayPal Holdings, Inc.
(d)
................ 23,752 6,544,389
Snowflake, Inc., Class A
(d)
.............. 992 263,594
Square, Inc., Class A
(d)
................ 686 169,620
Twilio , Inc., Class A
(d)
................. 678 253,294
VeriSign, Inc.
(d)
..................... 2,787 603,023
Visa, Inc., Class A ................... 35,297 8,696,828
Western Union Co. (The) .............. 16,277 377,789
Worldline SA
(c)(d)
..................... 8,452 791,108
49,094,452
Leisure Products — 0.2%
Bandai Namco Holdings, Inc. ............ 2,400 155,290
Hasbro, Inc. ....................... 6,922 688,324
Peloton Interactive, Inc., Class A
(d)
........ 9,169 1,082,400
Shimano, Inc. ...................... 1,800 460,762
Security
Shares
Shares Value
Leisure Products (continued)
Yamaha Corp. ...................... 2,700 $ 149,618
2,536,394
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc. .............. 2,340 358,558
Illumina, Inc.
(d)
...................... 2,205 1,093,129
IQVIA Holdings, Inc.
(d)
................. 2,113 523,390
Lonza Group AG (Registered) ........... 854 664,947
Mettler -Toledo International, Inc.
(d)
........ 203 299,163
PerkinElmer, Inc. .................... 297 54,123
QIAGEN NV
(d)
...................... 3,018 161,744
Thermo Fisher Scientific, Inc. ............ 6,710 3,623,467
Waters Corp.
(d)
..................... 346 134,874
6,913,395
Machinery — 1.0%
Atlas Copco AB, Class A ............... 6,953 470,892
Atlas Copco AB, Class B ............... 5,139 292,195
Caterpillar, Inc. ..................... 2,069 427,766
CNH Industrial NV ................... 14,346 239,543
Daifuku Co. Ltd. ..................... 4,600 412,203
Dover Corp. ....................... 1,833 306,331
Epiroc AB, Class B ................... 1,863 37,430
FANUC Corp. ...................... 3,600 806,284
Fortive Corp. ....................... 1,534 111,460
GEA Group AG ..................... 1,169 51,834
Harmonic Drive Systems, Inc. ........... 4,100 226,800
Hoshizaki Corp. ..................... 1,300 109,165
IDEX Corp. ........................ 1,185 268,628
Illinois Tool Works, Inc. ................ 6,183 1,401,501
Ingersoll Rand, Inc.
(d)
................. 3,567 174,319
Knorr- Bremse AG ................... 970 109,842
Komatsu Ltd. ...................... 37,000 927,185
Kone OYJ, Class B .................. 2,025 167,724
Kubota Corp. ...................... 47,900 1,001,659
Makita Corp. ....................... 19,400 1,008,780
Mitsubishi Heavy Industries Ltd. .......... 7,400 213,810
NGK Insulators Ltd. .................. 24,400 390,763
Otis Worldwide Corp. ................. 3,607 323,007
Parker-Hannifin Corp. ................. 1,359 424,049
Rational AG ....................... 204 222,140
Sandvik AB ........................ 9,439 246,134
Schindler Holding AG ................. 158 51,150
Schindler Holding AG (Registered) ........ 1,589 495,135
SKF AB, Class B .................... 3,466 92,219
SMC Corp. ........................ 1,200 713,369
Snap-on, Inc. ...................... 732 159,561
Spirax-Sarco Engineering plc ............ 1,360 283,354
Stanley Black & Decker, Inc. ............ 1,953 384,839
Techtronic Industries Co. Ltd. ............ 47,000 838,118
THK Co. Ltd. ....................... 4,300 123,192
Volvo AB, Class A ................... 1,599 38,879
Volvo AB, Class B ................... 25,051 590,747
Wartsila OYJ Abp .................... 5,984 90,146
Xylem, Inc. ........................ 4,159 523,410
Yaskawa Electric Corp. ................ 2,300 113,888
14,869,451
Marine — 0.1%
AP Moller - Maersk A/S, Class A .......... 78 208,526
AP Moller - Maersk A/S, Class B .......... 56 155,412
Kuehne + Nagel International AG (Registered) 3,007 1,014,361
1,378,299
Media — 0.6%
Charter Communications, Inc., Class A
(d)
.... 2,947 2,192,715
Comcast Corp., Class A ............... 92,405 5,436,186

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2021
Security
Shares
Shares Value
Media (continued)
Discovery, Inc., Class A
(d)
.............. 2,671 $ 77,486
Discovery, Inc., Class C
(d)
.............. 4,975 134,872
Fox Corp., Class A ................... 4,094 145,992
Fox Corp., Class B ................... 1,369 45,506
I-CABLE Communications Ltd.
(d)
.......... 12,579 130
Informa plc
(d)
....................... 30,060 206,552
News Corp., Class A .................. 4,541 111,845
News Corp., Class B ................. 2,166 50,923
Omnicom Group, Inc. ................. 2,326 169,379
Pearson plc ....................... 9,416 113,467
Publicis Groupe SA .................. 515 32,512
ViacomCBS , Inc. .................... 12,311 503,889
WPP plc .......................... 15,616 201,962
9,423,416
Metals & Mining — 0.3%
Antofagasta plc ..................... 14,274 296,375
ArcelorMittal SA ..................... 14,681 512,740
Boliden AB
(d)
....................... 20,609 803,174
Evraz plc ......................... 5,137 43,890
Glencore plc
(d)
...................... 90,484 406,377
Hitachi Metals Ltd. ................... 6,300 123,033
Rio Tinto Ltd. ...................... 2,859 280,210
Rio Tinto plc ....................... 13,151 1,117,051
Sumitomo Metal Mining Co. Ltd. .......... 3,400 137,793
voestalpine AG ..................... 6,268 276,517
3,997,160
Multiline Retail — 0.5%
Dollar General Corp. ................. 8,661 2,014,895
Dollar Tree, Inc.
(d)
.................... 11,062 1,103,877
Target Corp. ....................... 15,179 3,962,478
Wesfarmers Ltd. .................... 3,666 165,288
7,246,538
Multi-Utilities — 0.7%
CenterPoint Energy, Inc. ............... 19,937 507,596
Consolidated Edison, Inc. .............. 21,241 1,566,948
E.ON SE ......................... 92,080 1,131,987
Engie SA ......................... 59,174 789,104
National Grid plc .................... 109,753 1,403,314
Public Service Enterprise Group, Inc. ...... 39,354 2,448,999
Sempra Energy ..................... 10,501 1,371,956
Suez SA .......................... 18,254 425,804
Veolia Environnement SA .............. 17,953 588,813
10,234,521
Oil, Gas & Consumable Fuels — 2.1%
APA Corp. ........................ 5,368 100,650
BP plc ........................... 312,929 1,256,104
Cabot Oil & Gas Corp. ................ 7,509 120,144
Cheniere Energy, Inc.
(d)
................ 6,858 582,450
Chevron Corp. ...................... 54,104 5,508,328
ConocoPhillips ..................... 36,692 2,056,954
Devon Energy Corp. .................. 20,402 527,188
Diamondback Energy, Inc. .............. 2,951 227,611
ENEOS Holdings, Inc. ................ 63,400 266,318
Eni SpA .......................... 38,310 453,039
EOG Resources, Inc. ................. 15,004 1,093,192
Exxon Mobil Corp. ................... 105,444 6,070,411
Galp Energia SGPS SA ............... 8,129 79,272
Hess Corp. ........................ 9,341 714,026
Idemitsu Kosan Co. Ltd. ............... 1,600 37,664
Inpex Corp. ........................ 24,500 173,768
Kinder Morgan, Inc. .................. 99,145 1,723,140
Koninklijke Vopak NV ................. 1,294 54,791
Marathon Oil Corp. ................... 11,697 135,568
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp. ............. 26,392 $ 1,457,366
Matador Resources Co. ............... 939 29,015
Neste OYJ ........................ 8,567 526,621
Occidental Petroleum Corp. ............. 33,111 864,197
Oil Search Ltd. ..................... 9,675 27,042
OMV AG ......................... 2,217 119,704
ONEOK, Inc. ....................... 20,556 1,068,295
Phillips 66 ......................... 18,582 1,364,476
Pioneer Natural Resources Co. .......... 6,695 973,252
Repsol SA ........................ 20,107 220,230
Santos Ltd. ........................ 12,867 60,718
TOTAL SE ........................ 38,841 1,693,729
Valero Energy Corp. .................. 8,321 557,257
Williams Cos., Inc. (The) ............... 56,730 1,421,087
Woodside Petroleum Ltd. .............. 14,184 227,851
31,791,458
Paper & Forest Products — 0.1%
Mondi plc ......................... 6,292 174,438
Stora Enso OYJ, Class R .............. 19,697 390,034
UPM- Kymmene OYJ ................. 9,523 389,161
953,633
Personal Products — 0.2%
L'Oreal SA ........................ 1,941 887,996
Unilever plc ........................ 23,108 1,329,901
Unilever plc ........................ 13,278 765,342
2,983,239
Pharmaceuticals — 2.6%
Astellas Pharma, Inc. ................. 18,700 297,842
AstraZeneca plc .................... 17,840 2,049,992
AstraZeneca plc, ADR ................ 6,175 353,457
Bristol-Myers Squibb Co. ............... 36,451 2,473,929
Catalent , Inc.
(d)
..................... 693 83,028
Chugai Pharmaceutical Co. Ltd. .......... 10,100 372,191
Daiichi Sankyo Co. Ltd. ................ 24,000 475,304
Eisai Co. Ltd. ...................... 2,800 230,308
Eli Lilly & Co. ...................... 12,968 3,157,708
GlaxoSmithKline plc .................. 68,951 1,361,356
Johnson & Johnson .................. 43,976 7,572,667
Merck & Co., Inc. .................... 43,554 3,347,996
Merck KGaA ....................... 2,288 468,363
Novartis AG (Registered) .............. 33,008 3,052,528
Novo Nordisk A/S, Class B ............. 24,752 2,291,326
Organon & Co.
(d)
.................... 4,814 139,654
Otsuka Holdings Co. Ltd. .............. 2,800 111,297
Perrigo Co. plc ..................... 1,604 77,040
Pfizer, Inc. ........................ 94,402 4,041,350
Roche Holding AG ................... 11,285 4,415,407
Sanofi ........................... 12,814 1,320,782
Shionogi & Co. Ltd. .................. 2,200 115,862
Takeda Pharmaceutical Co. Ltd. .......... 23,500 782,234
UCB SA .......................... 978 105,778
Viatris , Inc. ........................ 10,881 153,096
Zoetis, Inc. ........................ 7,086 1,436,332
40,286,827
Professional Services — 0.9%
Adecco Group AG (Registered) .......... 14,232 852,300
Booz Allen Hamilton Holding Corp. ........ 4,000 343,240
Clarivate plc
(d)
...................... 15,274 348,247
CoStar Group, Inc.
(d)
.................. 9,488 843,009
Equifax, Inc. ....................... 6,059 1,578,975
Experian plc ....................... 24,154 1,063,400
IHS Markit Ltd. ..................... 14,831 1,732,854
Intertek Group plc ................... 3,885 278,344

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2021
Security
Shares
Shares Value
Professional Services (continued)
Nielsen Holdings plc .................. 5,187 $ 122,880
Persol Holdings Co. Ltd. ............... 1,000 20,175
Randstad NV ...................... 3,923 284,616
Recruit Holdings Co. Ltd. .............. 23,500 1,218,020
RELX plc ......................... 48,880 1,436,793
Robert Half International, Inc. ............ 4,914 482,604
Teleperformance .................... 587 247,595
TransUnion ........................ 3,597 431,856
Verisk Analytics, Inc. .................. 8,835 1,678,120
Wolters Kluwer NV ................... 13,751 1,567,661
14,530,689
Real Estate Management & Development — 0.3%
Aroundtown SA ..................... 11,014 86,207
CapitaLand Ltd.
(d)
.................... 47,300 140,527
CBRE Group, Inc., Class A
(d)
............ 7,129 687,663
CK Asset Holdings Ltd. ................ 42,500 289,157
Daito Trust Construction Co. Ltd. ......... 900 105,741
Daiwa House Industry Co. Ltd. ........... 9,800 300,470
Deutsche Wohnen SE ................ 4,993 311,724
ESR Cayman Ltd.
(c)(d)
................. 14,000 49,207
Henderson Land Development Co. Ltd. ..... 35,000 156,376
Hongkong Land Holdings Ltd. ........... 32,700 148,359
Hulic Co. Ltd. ...................... 4,300 48,920
LEG Immobilien SE .................. 1,068 168,794
Mitsubishi Estate Co. Ltd. .............. 27,000 423,547
Mitsui Fudosan Co. Ltd. ............... 16,000 374,196
New World Development Co. Ltd. ......... 31,000 146,964
Sumitomo Realty & Development Co. Ltd. ... 5,300 172,744
Sun Hung Kai Properties Ltd. ............ 30,500 436,314
Swire Pacific Ltd., Class A .............. 8,500 52,801
Swire Properties Ltd. ................. 18,200 51,764
Swiss Prime Site AG (Registered) ......... 3,511 373,862
Vonovia SE ........................ 10,104 672,714
Wharf Real Estate Investment Co. Ltd. ..... 20,000 112,958
5,311,009
Road & Rail — 0.5%
Central Japan Railway Co. ............. 1,300 189,104
CSX Corp. ........................ 38,712 1,251,172
East Japan Railway Co. ............... 2,000 133,245
JB Hunt Transport Services, Inc. ......... 344 57,947
Kansas City Southern ................. 2,552 683,426
MTR Corp. Ltd. ..................... 114,000 675,866
Norfolk Southern Corp. ................ 4,100 1,057,103
Old Dominion Freight Line, Inc. .......... 801 215,589
Uber Technologies, Inc.
(d)
.............. 3,531 153,457
Union Pacific Corp. .................. 12,525 2,739,969
7,156,878
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc.
(d)
.......... 18,163 1,928,729
Analog Devices, Inc. .................. 5,305 888,163
Applied Materials, Inc. ................ 10,707 1,498,231
ASML Holding NV ................... 5,542 4,236,220
Broadcom, Inc. ..................... 7,361 3,573,029
Disco Corp. ........................ 100 28,556
Enphase Energy, Inc.
(d)
................ 442 83,803
Infineon Technologies AG .............. 11,193 427,731
Intel Corp. ........................ 63,799 3,427,282
KLA Corp. ......................... 1,800 626,688
Lam Research Corp. ................. 1,521 969,501
Lasertec Corp. ..................... 1,400 262,825
Microchip Technology, Inc. .............. 3,763 538,561
Micron Technology, Inc.
(d)
.............. 14,647 1,136,314
NVIDIA Corp. ...................... 41,500 8,092,085
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV .............. 5,639 $ 1,163,833
ON Semiconductor Corp.
(d)
............. 6,948 271,389
QUALCOMM, Inc. ................... 15,419 2,309,766
Renesas Electronics Corp.
(d)
............ 14,900 161,719
Skyworks Solutions, Inc. ............... 534 98,528
STMicroelectronics NV ................ 8,974 369,314
Teradyne, Inc. ...................... 1,153 146,431
Texas Instruments, Inc. ................ 11,587 2,208,714
Tokyo Electron Ltd. .................. 2,100 866,094
Xilinx, Inc. ......................... 5,043 755,643
36,069,149
Software — 4.5%
Adobe, Inc.
(d)
....................... 9,054 5,628,238
ANSYS, Inc.
(d)
...................... 1,935 712,970
Autodesk, Inc.
(d)
..................... 5,363 1,722,220
Cadence Design Systems, Inc.
(d)
......... 3,696 545,714
Citrix Systems, Inc. .................. 3,261 328,546
Coupa Software, Inc.
(d)
................ 192 41,664
Crowdstrike Holdings, Inc., Class A
(d)
....... 211 53,512
Dassault Systemes SE ................ 13,105 722,901
DocuSign, Inc.
(d)
.................... 220 65,569
Dynatrace , Inc.
(d)
.................... 3,717 237,405
Fortinet, Inc.
(d)
...................... 2,661 724,431
HubSpot , Inc.
(d)
..................... 201 119,800
Intuit, Inc. ......................... 4,484 2,376,385
Microsoft Corp. ..................... 142,573 40,620,473
NortonLifeLock , Inc. .................. 10,685 265,202
Oracle Corp. ....................... 37,904 3,302,955
Palantir Technologies, Inc., Class A
(d)
...... 8,866 192,481
Paycom Software, Inc.
(d)
............... 754 301,600
PTC, Inc.
(d)
........................ 1,956 264,940
RingCentral, Inc., Class A
(d)
............. 320 85,526
salesforce.com, Inc.
(d)
................. 18,611 4,502,559
SAP SE .......................... 16,278 2,336,079
ServiceNow , Inc.
(d)
................... 4,864 2,859,497
Sinch AB
(c)(d)
....................... 3,070 61,909
Synopsys, Inc.
(d)
.................... 2,320 668,137
Temenos AG (Registered) .............. 1,024 162,661
Trade Desk, Inc. (The), Class A
(d)
......... 1,340 109,759
Trend Micro, Inc. .................... 2,300 119,745
Tyler Technologies, Inc.
(d)
.............. 137 67,492
Unity Software, Inc.
(d)
................. 971 104,013
VMware, Inc., Class A
(d)
............... 308 47,352
Zoom Video Communications, Inc., Class A
(d)
. 468 176,951
Zscaler , Inc.
(d)
...................... 524 123,617
69,652,303
Specialty Retail — 1.0%
AutoZone, Inc.
(d)
.................... 265 430,246
Best Buy Co., Inc. ................... 3,326 373,676
CarMax, Inc.
(d)
...................... 2,062 276,205
Fast Retailing Co. Ltd. ................ 1,000 678,203
Gap, Inc. (The) ..................... 2,542 74,150
H & M Hennes & Mauritz AB, Class B
(d)
..... 4,770 99,725
Home Depot, Inc. (The) ............... 19,532 6,410,207
Industria de Diseno Textil SA ............ 16,913 573,628
L Brands, Inc. ...................... 3,625 290,254
Lowe's Cos., Inc. .................... 12,340 2,377,795
Nitori Holdings Co. Ltd. ................ 500 95,038
O'Reilly Automotive, Inc.
(d)
.............. 819 494,545
Ross Stores, Inc. .................... 3,675 450,886
TJX Cos., Inc. (The) .................. 17,925 1,233,419
Tractor Supply Co. ................... 3,791 685,906

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2021
Security
Shares
Shares Value
Specialty Retail (continued)
Ulta Beauty, Inc.
(d)
................... 1,963 $ 659,175
15,203,058
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc. ........................ 268,650 39,185,289
Brother Industries Ltd. ................ 8,600 175,018
Canon, Inc. ........................ 23,900 550,371
FUJIFILM Holdings Corp. .............. 2,600 186,583
Hewlett Packard Enterprise Co. .......... 9,709 140,781
HP, Inc. .......................... 12,914 372,827
Logitech International SA (Registered) ...... 515 56,583
NetApp, Inc. ....................... 2,684 213,620
Ricoh Co. Ltd. ...................... 4,300 46,985
Seiko Epson Corp. ................... 3,400 58,500
40,986,557
Textiles, Apparel & Luxury Goods — 1.0%
adidas AG ........................ 2,915 1,058,010
EssilorLuxottica SA .................. 3,702 698,875
Hanesbrands, Inc. ................... 4,626 84,471
Hermes International ................. 106 162,050
Kering SA ......................... 607 544,564
Lululemon Athletica , Inc.
(d)
.............. 3,321 1,328,964
LVMH Moet Hennessy Louis Vuitton SE ..... 3,455 2,766,306
NIKE, Inc., Class B .................. 41,339 6,924,696
Pandora A/S ....................... 340 43,981
Puma SE ......................... 911 111,752
PVH Corp.
(d)
....................... 961 100,540
Ralph Lauren Corp. .................. 589 66,863
Tapestry, Inc.
(d)
..................... 4,308 182,228
Under Armour , Inc., Class A
(d)
............ 1,786 36,524
Under Armour , Inc., Class C
(d)
........... 3,462 60,654
VF Corp. ......................... 18,309 1,468,382
15,638,860
Trading Companies & Distributors — 0.5%
Ashtead Group plc ................... 10,677 798,954
Brenntag SE ....................... 1,065 106,372
Bunzl plc ......................... 14,477 536,333
Fastenal Co. ....................... 10,385 568,786
Ferguson plc ....................... 8,791 1,232,402
ITOCHU Corp. ..................... 5,000 147,996
Marubeni Corp. ..................... 95,500 812,840
Mitsubishi Corp. ..................... 30,600 858,293
Mitsui & Co. Ltd. .................... 26,800 615,124
Sumitomo Corp. .................... 69,200 940,422
Toyota Tsusho Corp. .................. 8,100 382,440
United Rentals, Inc.
(d)
................. 1,265 416,881
WW Grainger, Inc. ................... 915 406,791
7,823,634
Transportation Infrastructure — 0.0%
Atlantia SpA
(d)
...................... 5,606 101,684
Transurban Group
(f)
.................. 12,584 132,734
234,418
Water Utilities — 0.2%
American Water Works Co., Inc. .......... 13,508 2,297,846
Essential Utilities, Inc. ................. 8,064 396,104
Severn Trent plc .................... 14,079 547,272
United Utilities Group plc ............... 34,409 512,332
3,753,554
Wireless Telecommunication Services — 0.2%
KDDI Corp. ........................ 20,600 630,022
SoftBank Corp. ..................... 42,100 549,877
SoftBank Group Corp. ................ 14,900 936,996
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
T-Mobile US, Inc.
(d)
................... 745 $ 107,295
Vodafone Group plc .................. 381,392 613,260
2,837,450
Total Common Stocks — 58.7%
(Cost: $651,106,784) .............................. 911,457,126
Beneficial Interest
(000)
Other Interests — 0.0%
(g)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a)(d)(h)
....... USD 300 —
Total Other Interests — 0.0%
(Cost: $0) ..................................... —
Shares
Shares
Preferred Stocks — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Preference) .. 2,202 189,006
Volkswagen AG (Preference) ............ 2,250 548,034
737,040
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference) .............. 724 437,957
Total Preferred Stocks — 0.1%
(Cost: $982,124) ................................. 1,174,997
Par (000)
Par (000)
U.S. Treasury Obligations — 19.8%
U.S. Treasury Notes
( i )
:
1.50%, 09/15/22 .................. 140,000 142,214,844
0.13%, 12/15/23 .................. 165,000 164,542,382
Total U.S. Treasury Obligations — 19.8%
(Cost: $306,471,623) .............................. 306,757,226
Shares
Shares
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Occidental Petroleum Corp. (Issued/exercisable
07/06/20, 1 share for 1 warrant, Expires
08/03/27, Strike Price USD 22.00)
(d)
..... 1,719 18,445
Total Warrants — 0.0% .............................. 18,445
Total Long-Term Investments — 78.6%
(Cost: $958,748,694) .............................. 1,219,407,794

BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2021
Security
Shares
Shares Value
Short-Term Securities — 3.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(j)(k)
................... 49,756,994 $ 49,756,994
Total Short-Term Securities — 3.2%
(Cost: $49,756,994) ............................... 49,756,994
Total Investments — 81.8%
(Cost: $1,008,505,688 ) ............................ 1,269,164,788
Other Assets Less Liabilities — 18.2% ................... 282,873,157
Net Assets — 100.0% ............................... $ 1,552,037,945
(a)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Non-income producing security.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $5,167, representing less than 0.05% of its net assets as of period end, and an original cost of $48,000.
(f)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(g)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(j)
Annualized 7-day yield as of period end.
(k)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/21
Shares
Held at
07/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 35,759,937 $ 13,997,057 $ — $ — $ — $ 49,756,994 49,756,994 $ 1,047 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)(b)
......... 34,743 — (34,743) — — — — 7
(c)
—
$ — $ — $ 49,756,994 $ 1,054 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CAC 40 10 Euro Index ...................................................... 32 08/20/21 $ 2,509 $ 14,061
IBEX 35 Index ............................................................ 584 08/20/21 60,096 (346,140)
OMXS30 Index ........................................................... 755 08/20/21 20,788 57,065
SGX NIFTY 50 Index ....................................................... 294 08/26/21 9,275 (53,074)
FTSE China A50 Index ...................................................... 3,455 08/30/21 51,735 (2,075,550)
Euro-Bund .............................................................. 3,967 09/08/21 830,913 13,064,089
TOPIX Index ............................................................. 943 09/09/21 163,750 (4,107,881)
Australia 10 Year Bond ...................................................... 2,982 09/15/21 318,180 8,563,039
FTSE/JSE Top 40 Index ..................................................... 1,204 09/16/21 51,234 960,687
DAX Index .............................................................. 101 09/17/21 46,574 (51,108)
FTSE 100 Index .......................................................... 958 09/17/21 92,767 (1,040,731)
FTSE/MIB Index .......................................................... 745 09/17/21 112,047 (68,862)
Mini-DAX Index ........................................................... 49 09/17/21 4,519 (14,696)
S&P 500 E-Mini Index ...................................................... 84 09/17/21 18,436 684,838
15,585,737
Short Contracts
AEX Index .............................................................. 827 08/20/21 147,398 (2,627,791)
IBEX 35 Index ............................................................ 789 08/20/21 81,191 373,296
MSCI Singapore Index ...................................................... 1,604 08/30/21 42,718 (692,172)
Euro- Bobl ............................................................... 1,256 09/08/21 201,677 (1,945,279)
Euro- Buxl ............................................................... 302 09/08/21 77,038 (5,401,983)
S&P/TSX 60 Index ......................................................... 304 09/16/21 59,085 (767,515)
SPI 200 Index ............................................................ 127 09/16/21 17,009 (132,595)
MSCI EAFE E-Mini Index .................................................... 2,007 09/17/21 232,752 3,676,930
S&P 500 E-Mini Index ...................................................... 3,515 09/17/21 771,455 (24,277,650)
WIG20 Index ............................................................ 275 09/17/21 3,189 (53,472)
Canada 10 Year Bond ...................................................... 4,690 09/21/21 556,402 (10,106,408)
U.S. Treasury 10 Year Note ................................................... 2,094 09/21/21 281,708 (4,259,469)
U.S. Treasury Ultra Bond .................................................... 264 09/21/21 52,718 (2,148,352)
Long Gilt ............................................................... 2,388 09/28/21 430,815 (3,562,669)
SET50 Index ............................................................. 4,347 09/29/21 23,968 1,205,557
(50,719,572)
$ (35,133,835)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
INR 412,110,000 USD 5,508,387 Citibank NA 09/15/21 $ 5,151
JPY 318,800,000 USD 2,895,767 Morgan Stanley & Co. International plc 09/15/21 11,200
MXN 150,327,000 USD 7,410,729 BNP Paribas SA 09/15/21 96,134
RUB 793,185,000 USD 10,727,080 HSBC Bank plc 09/15/21 49,424
RUB 416,044,000 USD 5,533,972 JPMorgan Chase Bank NA 09/15/21 118,555
SEK 37,892,000 USD 4,364,843 Bank of New York Mellon 09/15/21 38,447
USD 29,608,028 AUD 39,332,000 JPMorgan Chase Bank NA 09/15/21 737,815
USD 11,849,074 AUD 15,285,000 Morgan Stanley & Co. International plc 09/15/21 629,680
USD 5,278,372 BRL 26,897,000 BNP Paribas SA 09/15/21 144,545
USD 6,357,519 CAD 7,681,000 HSBC Bank plc 09/15/21 201,010
USD 29,496,762 CAD 36,520,000 Morgan Stanley & Co. International plc 09/15/21 225,091
USD 401,114 CHF 360,000 HSBC Bank plc 09/15/21 3,246
USD 3,330,400 CHF 2,989,000 State Street Bank and Trust Co. 09/15/21 26,993
USD 5,808,363 EUR 4,768,000 Bank of New York Mellon 09/15/21 147,388
USD 30,039,872 EUR 25,178,000 Deutsche Bank AG 09/15/21 146,410
USD 5,632,695 EUR 4,622,000 Toronto Dominion Bank 09/15/21 145,064
USD 32,486,121 EUR 26,666,000 UBS AG 09/15/21 825,979

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 12,436,404 GBP 8,792,000 Citibank NA 09/15/21 $ 214,188
USD 5,514,045 INR 406,153,000 BNP Paribas SA 09/15/21 80,205
USD 3,825,024 JPY 418,130,000 Morgan Stanley & Co. International plc 09/15/21 12,319
USD 46,643 KRW 51,861,000 Citibank NA 09/15/21 1,696
USD 102,979 NOK 852,000 HSBC Bank plc 09/15/21 6,531
USD 5,515,611 SEK 45,581,000 HSBC Bank plc 09/15/21 218,811
USD 3,507,003 SEK 30,156,000 State Street Bank and Trust Co. 09/15/21 2,684
USD 5,716,960 THB 178,623,000 Citibank NA 09/15/21 283,599
4,372,165
AUD 37,299,520 USD 28,915,353 BNP Paribas SA 09/15/21 (1,537,008)
AUD 3,889,000 USD 3,014,752 Morgan Stanley & Co. International plc 09/15/21 (160,168)
AUD 2,032,000 USD 1,570,338 UBS AG 09/15/21 (78,823)
CAD 34,604,025 USD 28,641,553 HSBC Bank plc 09/15/21 (905,583)
CAD 1,916,000 USD 1,588,076 Morgan Stanley & Co. International plc 09/15/21 (52,356)
CLP 2,170,057,000 USD 3,008,035 JPMorgan Chase Bank NA 09/15/21 (152,187)
EUR 6,220,000 USD 7,538,019 Bank of America NA 09/15/21 (153,106)
EUR 2,343,000 USD 2,786,387 Bank of New York Mellon 09/15/21 (4,578)
EUR 105,858,054 USD 128,966,010 Citibank NA 09/15/21 (3,282,330)
EUR 3,221,000 USD 3,884,589 Toronto Dominion Bank 09/15/21 (60,344)
EUR 1,530,000 USD 1,856,409 UBS AG 09/15/21 (39,863)
GBP 3,897,000 USD 5,428,141 HSBC Bank plc 09/15/21 (10,719)
GBP 2,537,000 USD 3,588,359 Morgan Stanley & Co. International plc 09/15/21 (61,543)
JPY 3,253,509,420 USD 29,760,785 State Street Bank and Trust Co. 09/15/21 (93,767)
NZD 555,000 USD 399,830 Morgan Stanley & Co. International plc 09/15/21 (13,232)
SEK 29,864,000 USD 3,614,092 UBS AG 09/15/21 (143,707)
SGD 802,000 USD 605,714 Goldman Sachs International 09/15/21 (13,845)
THB 196,855,000 USD 6,318,102 Standard Chartered Bank 09/15/21 (330,160)
USD 5,553,319 EUR 4,697,000 Bank of America NA 09/15/21 (23,359)
USD 5,885,353 JPY 647,191,000 Bank of America NA 09/15/21 (16,037)
USD 29,546,707 JPY 3,253,509,000 Goldman Sachs International 09/15/21 (120,307)
USD 38,858,438 MXN 779,613,000 Citibank NA 09/15/21 (73,009)
USD 6,253,471 ZAR 93,373,000 Citibank NA 09/15/21 (84,003)
(7,410,034)
$ (3,037,869)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SORA Semi-Annual 0.79% Semi-Annual 09/15/21
(a)
09/15/26 SGD 32,000 $ 112,278 $ — $ 112,278
1 day SORA Semi-Annual 0.79% Semi-Annual 09/15/21
(a)
09/15/26 SGD 32,000 116,937 — 116,937
6 month BBR Semi-Annual 1.02% Semi-Annual 09/15/21
(a)
09/15/26 AUD 9,250 91,092 — 91,092
6 month BBR Semi-Annual 1.05% Semi-Annual 09/15/21
(a)
09/15/26 AUD 95,000 1,033,734 — 1,033,734
6 month BBR Semi-Annual 1.05% Semi-Annual 09/15/21
(a)
09/15/26 AUD 52,500 563,658 — 563,658
6 month BBR Semi-Annual 1.06% Semi-Annual 09/15/21
(a)
09/15/26 AUD 262,240 2,929,631 — 2,929,631
6 month BBR Semi-Annual 1.07% Semi-Annual 09/15/21
(a)
09/15/26 AUD 16,200 187,589 — 187,589
6 month BBR Semi-Annual 1.08% Semi-Annual 09/15/21
(a)
09/15/26 AUD 37,800 449,704 — 449,704
6 month BBR Semi-Annual 1.18% Semi-Annual 09/15/21
(a)
09/15/26 AUD 242,260 3,782,766 — 3,782,766
3 month BA Semi-Annual 1.51% Semi-Annual 09/15/21
(a)
09/15/26 CAD 57,000 454,072 (12,427) 466,499
3 month BA Semi-Annual 1.51% Semi-Annual 09/15/21
(a)
09/15/26 CAD 79,000 632,425 14,954 617,471
3 month BA Semi-Annual 1.52% Semi-Annual 09/15/21
(a)
09/15/26 CAD 108,000 881,512 8,504 873,008
3 month BA Semi-Annual 1.53% Semi-Annual 09/15/21
(a)
09/15/26 CAD 88,000 770,004 265 769,739
3 month BA Semi-Annual 1.54% Semi-Annual 09/15/21
(a)
09/15/26 CAD 46,000 411,517 6,080 405,437
3 month BA Semi-Annual 1.58% Semi-Annual 09/15/21
(a)
09/15/26 CAD 20,000 214,194 (5,538) 219,732
6 month WIBOR Semi-Annual 1.58% Annual 09/15/21
(a)
09/15/26 PLN 109,000 189,589 — 189,589

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month WIBOR Semi-Annual 1.67% Annual 09/15/21
(a)
09/15/26 PLN 182,000 $ 528,602 $ — $ 528,602
0.82% Quarterly 3 month HIBOR Quarterly 09/15/21
(a)
09/15/26 HKD 95,650 (49,267) — (49,267)
0.93% Quarterly 3 month HIBOR Quarterly 09/15/21
(a)
09/15/26 HKD 176,000 (218,074) — (218,074)
1.15% Semi-Annual 3 month LIBOR Quarterly 09/15/21
(a)
09/15/26 USD 139,000 (2,255,117) (635) (2,254,482)
1.12% Semi-Annual 3 month LIBOR Quarterly 09/15/21
(a)
09/15/26 USD 51,000 (751,757) (7,808) (743,949)
0.32% Annual 3 month STIBOR Quarterly 09/15/21
(a)
09/15/26 SEK 54,000 (22,545) (3,956) (18,589)
0.35% Annual 3 month STIBOR Quarterly 09/15/21
(a)
09/15/26 SEK 450,000 (271,677) 11,926 (283,603)
0.37% Annual 3 month STIBOR Quarterly 09/15/21
(a)
09/15/26 SEK 1,270,000 (950,415) 107,437 (1,057,852)
0.35% Annual 3 month STIBOR Quarterly 09/15/21
(a)
09/15/26 SEK 220,000 (133,524) (4,724) (128,800)
0.36% Annual 3 month STIBOR Quarterly 09/15/21
(a)
09/15/26 SEK 398,000 (276,173) (28,691) (247,482)
3 month JIBAR Quarterly 5.76% Quarterly 09/15/21
(a)
09/15/26 ZAR 465,000 (110,860) — (110,860)
3 month JIBAR Quarterly 5.77% Quarterly 09/15/21
(a)
09/15/26 ZAR 512,500 (104,118) — (104,118)
3 month JIBAR Quarterly 5.78% Quarterly 09/15/21
(a)
09/15/26 ZAR 512,500 (92,826) — (92,826)
3 month JIBAR Quarterly 5.84% Quarterly 09/15/21
(a)
09/15/26 ZAR 351,000 872 — 872
3 month JIBAR Quarterly 5.96% Quarterly 09/15/21
(a)
09/15/26 ZAR 341,000 120,058 — 120,058
(0.23)% Annual
6 month
EURIBOR Semi-Annual 09/15/21
(a)
09/15/26 EUR 28,000 (215,229) 5,516 (220,745)
(0.31)% Annual
6 month
EURIBOR Semi-Annual 09/15/21
(a)
09/15/26 EUR 415,000 (1,064,691) 141,354 (1,206,045)
(0.18)% Annual
6 month
EURIBOR Semi-Annual 09/15/21
(a)
09/15/26 EUR 135,000 (1,428,475) 2,388 (1,430,863)
(0.18)% Annual
6 month
EURIBOR Semi-Annual 09/15/21
(a)
09/15/26 EUR 69,000 (737,477) 22,352 (759,829)
(0.27)% Annual
6 month
EURIBOR Semi-Annual 09/15/21
(a)
09/15/26 EUR 72,000 (368,974) 757 (369,731)
(0.34)% Annual
6 month
EURIBOR Semi-Annual 09/15/21
(a)
09/15/26 EUR 36,000 (26,401) 4,909 (31,310)
3 month JIBAR Quarterly 6.10% Quarterly 09/15/21
(a)
09/15/26 ZAR 583,000 446,751 — 446,751
3 month JIBAR Quarterly 6.10% Quarterly 09/15/21
(a)
09/15/26 ZAR 519,000 399,232 — 399,232
3 month JIBAR Quarterly 6.15% Quarterly 09/15/21
(a)
09/15/26 ZAR 383,000 344,123 — 344,123
3 month JIBAR Quarterly 6.23% Quarterly 09/15/21
(a)
09/15/26 ZAR 390,000 447,799 — 447,799
3 month JIBAR Quarterly 6.28% Quarterly 09/15/21
(a)
09/15/26 ZAR 414,000 530,085 — 530,085
$ 6,560,624 $ 262,663 $ 6,297,961
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6.26% At Termination
1 day
BZDIOVER At Termination Bank of America NA N/A 01/02/25 BRL 252,000 $ 2,979,806 $ — $ 2,979,806
8.07% At Termination
1 day
BZDIOVER At Termination Bank of America NA N/A 01/02/25 BRL 101,000 76,151 — 76,151
7.18% At Termination
1 day
BZDIOVER At Termination Barclays Bank plc N/A 01/02/25 BRL 138,000 866,343 — 866,343
6.42% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 207,000 2,133,263 — 2,133,263
7.86% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 159,000 477,334 — 477,334
7.91% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 78,000 264,589 — 264,589
8.32% At Termination
1 day
BZDIOVER At Termination BNP Paribas SA N/A 01/02/25 BRL 81,000 107,603 — 107,603

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
7.82% At Termination
1 day
BZDIOVER At Termination HSBC Bank plc N/A 01/02/25 BRL 82,000 $ 306,736 $ — $ 306,736
6.75% At Termination
1 day
BZDIOVER At Termination
Morgan Stanley & Co.
International plc N/A 01/02/25 BRL 116,000 1,022,061 — 1,022,061
0.67% Quarterly
3 month
TWCPBA Quarterly Bank of America NA 09/15/21
(a)
09/15/26 TWD 772,510 (71,806) — (71,806)
0.79% Quarterly
3 month
TWCPBA Quarterly Bank of America NA 09/15/21
(a)
09/15/26 TWD 1,444,200 (435,459) — (435,459)
0.80% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 THB 1,415,610 48,620 — 48,620
0.91% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 THB 760,500 (96,687) — (96,687)
1 day MIBOR Semi-Annual 5.31% Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 INR 414,630 8,288 — 8,288
1 day MIBOR Semi-Annual 5.34% Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 INR 2,024,370 73,748 — 73,748
1 day MIBOR Semi-Annual 5.40% Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 INR 1,436,500 108,004 — 108,004
1 week
CNREPOFI Quarterly
2.64%
Quarterly Bank of America NA 09/15/21
(a)
09/15/26 CNY 120,000 96,651 — 96,651
1.06% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 THB 607,000 (213,310) — (213,310)
1.14% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 THB 1,094,000 (512,038) — (512,038)
1.21% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 THB 549,045 (316,084) — (316,084)
1.22% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 THB 644,910 (382,844) — (382,844)
1.23% Semi-Annual
6 month
THBFIX Semi-Annual Bank of America NA 09/15/21
(a)
09/15/26 THB 984,000 (595,912) — (595,912)
1.51% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 09/15/21
(a)
09/15/26 KRW 9,560,411 (2,477) — (2,477)
1.52% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 09/15/21
(a)
09/15/26 KRW 11,996,250 (6,119) — (6,119)
1.52% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 09/15/21
(a)
09/15/26 KRW 8,277,413 (4,222) — (4,222)
1.53% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 09/15/21
(a)
09/15/26 KRW 36,205,000 (41,186) — (41,186)
1.61% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 09/15/21
(a)
09/15/26 KRW 17,894,565 (80,245) — (80,245)
1.61% Quarterly
3 month
CD_KSDA Quarterly Bank of America NA 09/15/21
(a)
09/15/26 KRW 17,647,500 (77,661) — (77,661)
0.61% Quarterly
3 month
TWCPBA Quarterly BNP Paribas SA 09/15/21
(a)
09/15/26 TWD 438,000 6,314 — 6,314
0.81% Semi-Annual
6 month
THBFIX Semi-Annual BNP Paribas SA 09/15/21
(a)
09/15/26 THB 510,390 14,477 — 14,477
0.91% Semi-Annual
6 month
THBFIX Semi-Annual BNP Paribas SA 09/15/21
(a)
09/15/26 THB 760,500 (100,098) — (100,098)
1 day MIBOR Semi-Annual 5.25% Semi-Annual BNP Paribas SA 09/15/21
(a)
09/15/26 INR 2,268,457 (34,579) — (34,579)
1 day MIBOR Semi-Annual 5.58% Semi-Annual BNP Paribas SA 09/15/21
(a)
09/15/26 INR 2,818,176 503,136 — 503,136
1 week
CNREPOFI Quarterly
2.59%
Quarterly BNP Paribas SA 09/15/21
(a)
09/15/26 CNY 112,860 45,966 — 45,966
1 week
CNREPOFI Quarterly
2.90%
Quarterly BNP Paribas SA 09/15/21
(a)
09/15/26 CNY 223,630 594,541 — 594,541
1.24% Semi-Annual
6 month
THBFIX Semi-Annual BNP Paribas SA 09/15/21
(a)
09/15/26 THB 2,761,000 (1,692,706) — (1,692,706)
1 week
CNREPOFI Quarterly
2.91%
Quarterly Citibank NA 09/15/21
(a)
09/15/26 CNY 230,630 631,516 — 631,516
1 day MIBOR Semi-Annual
5.71%
Semi-Annual
Goldman Sachs
International 09/15/21
(a)
09/15/26 INR 2,113,020 538,542 — 538,542
1.20% Semi-Annual
6 month
THBFIX Semi-Annual
Goldman Sachs
International 09/15/21
(a)
09/15/26 THB 556,000 (315,100) — (315,100)

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.67% Quarterly
3 month
TWCPBA Quarterly HSBC Bank plc 09/15/21
(a)
09/15/26 TWD 380,490 $ (34,362) $ — $ (34,362)
1 day MIBOR Semi-Annual 5.41% Semi-Annual HSBC Bank plc 09/15/21
(a)
09/15/26 INR 1,436,500 113,065 — 113,065
1 day MIBOR Semi-Annual 5.71% Semi-Annual HSBC Bank plc 09/15/21
(a)
09/15/26 INR 6,493,880 1,655,085 — 1,655,085
1.23% Semi-Annual
6 month
THBFIX Semi-Annual HSBC Bank plc 09/15/21
(a)
09/15/26 THB 549,045 (332,502) — (332,502)
1.53% Quarterly
3 month
CD_KSDA Quarterly HSBC Bank plc 09/15/21
(a)
09/15/26 KRW 36,205,000 (35,127) — (35,127)
1.59% Quarterly
3 month
CD_KSDA Quarterly HSBC Bank plc 09/15/21
(a)
09/15/26 KRW 28,079,100 (100,073) — (100,073)
0.65% Quarterly
3 month
TWCPBA Quarterly
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 TWD 732,000 (30,677) — (30,677)
0.73% Quarterly
3 month
TWCPBA Quarterly
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 TWD 84,000 (15,718) — (15,718)
0.79% Quarterly
3 month
TWCPBA Quarterly
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 TWD 1,152,600 (342,463) — (342,463)
0.82% Quarterly
3 month
TWCPBA Quarterly
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 TWD 1,884,600 (659,469) — (659,469)
1 day MIBOR Semi-Annual
5.53%
Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 INR 1,559,000 236,222 — 236,222
1 week
CNREPOFI Quarterly
2.59%
Quarterly
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 CNY 197,000 88,792 — 88,792
1.02% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 857,000 (243,502) — (243,502)
1.14% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 1,407,500 (652,456) — (652,456)
1.15% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 1,407,500 (673,501) — (673,501)
1.17% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 1,270,800 (647,991) — (647,991)
1.19% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 830,500 (456,386) — (456,386)
1.19% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 3,036,200 (1,652,597) — (1,652,597)
1.22% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 556,000 (330,064) — (330,064)
1.23% Semi-Annual
6 month
THBFIX Semi-Annual
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 THB 984,000 (592,233) — (592,233)
1.50% Quarterly
3 month
CD_KSDA Quarterly
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 KRW 33,845,000 8,223 — 8,223
1.51% Quarterly
3 month
CD_KSDA Quarterly
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 KRW 33,845,000 (2,396) — (2,396)
1.51% Quarterly
3 month
CD_KSDA Quarterly
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 KRW 8,590,515 (3,303) — (3,303)
1.52% Quarterly
3 month
CD_KSDA Quarterly
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 KRW 7,048,404 (5,659) — (5,659)
1.53% Quarterly
3 month
CD_KSDA Quarterly
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 KRW 14,239,200 (13,220) — (13,220)
1.59% Quarterly
3 month
CD_KSDA Quarterly
JPMorgan Chase Bank
NA 09/15/21
(a)
09/15/26 KRW 52,146,900 (180,396) — (180,396)
0.76% Quarterly
3 month
TWCPBA Quarterly
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 TWD 520,000 (124,758) — (124,758)
0.81% Quarterly
3 month
TWCPBA Quarterly
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 TWD 281,600 (93,582) — (93,582)
1 day MIBOR Semi-Annual
5.26%
Semi-Annual
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 INR 1,964,542 (21,295) — (21,295)
1 day MIBOR Semi-Annual
5.28%
Semi-Annual
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 INR 2,323,000 5,511 — 5,511
1 day MIBOR Semi-Annual
5.30%
Semi-Annual
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 INR 2,241,000 25,055 — 25,055

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day MIBOR Semi-Annual
5.69%
Semi-Annual
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 INR 4,156,650 $ 998,379 $ — $ 998,379
1 week
CNREPOFI Quarterly
2.57%
Quarterly
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 CNY 229,140 68,444 — 68,444
1.29% Semi-Annual
6 month
THBFIX Semi-Annual
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 THB 3,320,591 (2,284,027) — (2,284,027)
1.51% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 KRW 9,560,411 (2,877) — (2,877)
1.53% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 KRW 14,310,396 (13,286) — (13,286)
1.53% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 KRW 6,853,231 (6,506) — (6,506)
1.53% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 KRW 27,412,924 (31,758) — (31,758)
1.54% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 KRW 28,035,945 (44,208) — (44,208)
1.54% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 KRW 26,700,900 (42,103) — (42,103)
1.62% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 KRW 18,529,875 (89,295) — (89,295)
1.62% Quarterly
3 month
CD_KSDA Quarterly
Morgan Stanley & Co.
International plc 09/15/21
(a)
09/15/26 KRW 16,518,060 (81,328) — (81,328)
1 day MIBOR Semi-Annual 5.56% Semi-Annual Nomura International plc 09/15/21
(a)
09/15/26 INR 2,429,824 406,693 — 406,693
1 week
CNREPOFI Quarterly
2.90%
Quarterly Nomura International plc 09/15/21
(a)
09/15/26 CNY 133,120 357,766 — 357,766
1.18% Semi-Annual
6 month
THBFIX Semi-Annual Standard Chartered Bank 09/15/21
(a)
09/15/26 THB 814,400 (426,226) — (426,226)
$ (376,953) $ — $ (376,953)
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... At Termination
BOVESPA Index
Futures August
2021
At
Termination
Merrill Lynch International
& Co. 08/18/21 BRL 17,359 $ (216,922) $ — $ (216,922)
Taiwan Capitalization
Weighted Stock
Index Futures August
2021 .......... At Termination 0.00%
At
Termination
Merrill Lynch International
& Co. 08/18/21 TWD 126,220 91,783 — 91,783
0.00% ........... At Termination
KOSPI 200 Index
Futures September
2021
At
Termination
Merrill Lynch International
& Co. 09/09/21 KRW 5,411,178 (92,308) — (92,308)
0.00% ........... At Termination
KOSPI 200 Index
Futures September
2021
At
Termination
Merrill Lynch International
& Co. 09/09/21 KRW 8,762,120 (238,313) — (238,313)
0.00% ........... At Termination
KOSPI 200 Index
Futures September
2021
At
Termination
Merrill Lynch International
& Co. 09/09/21 KRW 17,349,047 (416,559) — (416,559)
0.00% ........... At Termination
KOSPI 200 Index
Futures September
2021
At
Termination
Merrill Lynch International
& Co. 09/09/21 KRW 9,484,682 (128,565) — (128,565)

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.00% ........... At Termination
KOSPI 200 Index
Futures September
2021
At
Termination
Merrill Lynch International
& Co. 09/09/21 KRW 9,982,822 $ (100,432) $ — $ (100,432)
0.00% ........... At Termination
KOSPI 200 Index
Futures September
2021
At
Termination
Merrill Lynch International
& Co. 09/09/21 KRW 3,898,470 (68,567) — (68,567)
0.00% ........... At Termination
KOSPI 200 Index
Futures September
2021
At
Termination
Merrill Lynch International
& Co. 09/09/21 KRW 10,822,748 (184,958) — (184,958)
0.00% ........... At Termination
KOSPI 200 Index
Futures September
2021
At
Termination
Merrill Lynch International
& Co. 09/09/21 KRW 24,315,941 (385,517) — (385,517)
0.00% ........... At Termination
KOSPI 200 Index
Futures September
2021
At
Termination
Merrill Lynch International
& Co. 09/09/21 KRW 5,196,276 (89,960) — (89,960)
Swiss Market Index
Futures September
2021 .......... At Termination 0.00%
At
Termination HSBC Bank plc 09/17/21 CHF 4,752 (97,543) — (97,543)
Swiss Market Index
Futures September
2021 .......... At Termination 0.00%
At
Termination HSBC Bank plc 09/17/21 CHF 5,994 (62,202) — (62,202)
Swiss Market Index
Futures September
2021 .......... At Termination 0.00%
At
Termination HSBC Bank plc 09/17/21 CHF 11,090 (180,005) — (180,005)
Swiss Market Index
Futures September
2021 .......... At Termination 0.00%
At
Termination HSBC Bank plc 09/17/21 CHF 7,269 (123,645) — (123,645)
Swiss Market Index
Futures September
2021 .......... At Termination 0.00%
At
Termination HSBC Bank plc 09/17/21 CHF 10,452 (83,271) — (83,271)
Swiss Market Index
Futures September
2021 .......... At Termination 0.00%
At
Termination HSBC Bank plc 09/17/21 CHF 9,955 (96,903) — (96,903)
Swiss Market Index
Futures September
2021 .......... At Termination 0.00%
At
Termination HSBC Bank plc 09/17/21 CHF 3,962 (34,667) — (34,667)
Swiss Market Index
Futures September
2021 .......... At Termination 0.00%
At
Termination HSBC Bank plc 09/17/21 CHF 4,051 (69,040) — (69,040)
Swiss Market Index
Futures September
2021 .......... At Termination 0.00%
At
Termination HSBC Bank plc 09/17/21 CHF 55,469 (1,413,446) — (1,413,446)
Russian Depositary Net
Total Return USD
Index .......... At Termination
3 month LIBOR
minus 0.15%
At
Termination
Merrill Lynch International
& Co. 02/11/22 USD 6,179 (502,021) — (502,021)
Russian Depositary Net
Total Return USD
Index .......... At Termination
3 month LIBOR
minus 0.24% Quarterly
Merrill Lynch International
& Co. 02/11/22 USD 5,499 (115,436) — (115,436)
Russian Depositary Net
Total Return USD
Index .......... Quarterly
3 month LIBOR
minus 0.25% Quarterly
Merrill Lynch International
& Co. 02/11/22 USD 5,455 (232,450) — (232,450)
3 month LIBOR ..... Quarterly
MSCI Mexico Net
Return Index Quarterly HSBC Bank plc 05/04/22 USD 14,680 1,170,416 — 1,170,416
3 month LIBOR plus
0.15% ......... Quarterly
MSCI Mexico Net
Return Index Quarterly
Merrill Lynch International
& Co. 05/04/22 USD 11,643 292,493 — 292,493
MSCI Chile Net Return
Index .......... Quarterly
3 month LIBOR
plus 0.19% Quarterly HSBC Bank plc 06/10/22 USD 3,092 177,216 — 177,216
$ (3,200,822) $ — $ (3,200,822)

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
i
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.02%
1 day MIBOR ........................................ Mumbai Interbank Offered Rate 3.40
1 day SORA ......................................... Singapore Overnight Rate Average 0.27
1 week CNREPOFI .................................... China Fixing Repo Rates 2.40
3 month BA .......................................... Canadian Bankers Acceptances 0.44
3 month CD_KSDA .................................... Certificates of Deposit by the Korean Securities Dealers Association 0.70
3 month HIBOR ....................................... Hong Kong Interbank Offered Rate 0.15
3 month JIBAR ....................................... Johannesburg Interbank Average Rate 3.68
3 month LIBOR ....................................... London Interbank Offered Rate 0.12
3 month STIBOR ...................................... Stockholm Interbank Offered Rate (0.02)
3 month TWCPBA ..................................... Taiwan Secondary Markets Bills Rate 0.48
6 month BBR ........................................ Australian Bank Bill Rate 0.05
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.52)
6 month THBFIX ...................................... Thai Baht Interest Rate Fixing 0.29
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 0.15
Glossary of Terms Used in this Report
Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CDI Crest Depository Interests
CNREPOFI Day China Fixing Repo Rates
CVA Certification Van Aandelon (Dutch Certificate)
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
THBFIX Thai Baht Interest Rate Fixing
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ — $ — $ —
Common Stocks:
Aerospace & Defense .................................... 187,839 877,773 — 1,065,612
Air Freight & Logistics .................................... 10,586,759 2,690,798 — 13,277,557
Airlines .............................................. 5,427,923 369,082 — 5,797,005
Auto Components ...................................... 610,143 4,206,836 — 4,816,979
Automobiles .......................................... 11,093,023 7,010,831 — 18,103,854
Banks ............................................... 30,301,497 18,988,726 — 49,290,223
Beverages ........................................... 575,319 1,193,555 — 1,768,874
Biotechnology ......................................... 9,804,662 1,619,341 — 11,424,003
Building Products ....................................... 3,086,392 3,495,255 — 6,581,647
Capital Markets ........................................ 19,754,449 7,231,834 — 26,986,283
Chemicals ............................................ 8,917,985 9,011,079 — 17,929,064
Commercial Services & Supplies ............................. 6,915,006 1,378,894 — 8,293,900
Communications Equipment ................................ — 169,252 — 169,252
Construction & Engineering ................................ 195,162 1,515,678 — 1,710,840
Construction Materials .................................... — 1,798,535 — 1,798,535
Consumer Finance ...................................... 4,464,377 — — 4,464,377
Containers & Packaging .................................. 4,969,935 133,475 — 5,103,410
Distributors ........................................... 3,680,179 — — 3,680,179
Diversified Financial Services ............................... 10,790,692 1,507,698 — 12,298,390
Diversified Telecommunication Services ........................ 5,516,932 2,656,535 — 8,173,467
Electric Utilities ........................................ 13,044,428 9,254,401 5,167 22,303,996
Electrical Equipment ..................................... 1,680,397 5,013,747 — 6,694,144
Electronic Equipment, Instruments & Components ................. 1,034,051 4,449,846 — 5,483,897
Energy Equipment & Services .............................. 68,221 — — 68,221
Entertainment ......................................... 14,705,788 1,409,363 — 16,115,151
Equity Real Estate Investment Trusts (REITs) .................... 22,708,471 2,278,802 — 24,987,273
Food & Staples Retailing .................................. 16,405,722 2,937,995 — 19,343,717
Food Products ......................................... 293,893 4,188,733 — 4,482,626
Gas Utilities ........................................... — 3,676,696 — 3,676,696

BlackRock Tactical Opportunities Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
Level 1 Level 2 Level 3 Total
Health Care Equipment & Supplies ........................... $ 14,670,604 $ 4,689,791 $ — $ 19,360,395
Health Care Providers & Services ............................ 16,526,261 859,368 — 17,385,629
Health Care Technology .................................. — 412,062 — 412,062
Hotels, Restaurants & Leisure .............................. 29,749,303 1,597,189 — 31,346,492
Household Durables ..................................... 5,714,078 2,398,507 — 8,112,585
Household Products ..................................... 934,593 1,011,938 — 1,946,531
Independent Power and Renewable Electricity Producers ............ 297,237 587,636 — 884,873
Industrial Conglomerates .................................. 2,453,967 3,117,214 — 5,571,181
Insurance ............................................ 21,478,985 14,422,417 — 35,901,402
Interactive Media & Services ............................... 49,893,119 155,661 — 50,048,780
Internet & Direct Marketing Retail ............................ 31,495,005 2,196,677 — 33,691,682
IT Services ........................................... 44,331,005 4,763,447 — 49,094,452
Leisure Products ....................................... 1,770,724 765,670 — 2,536,394
Life Sciences Tools & Services .............................. 6,086,704 826,691 — 6,913,395
Machinery ............................................ 4,504,871 10,364,580 — 14,869,451
Marine .............................................. — 1,378,299 — 1,378,299
Media ............................................... 8,868,923 554,493 — 9,423,416
Metals & Mining ........................................ — 3,997,160 — 3,997,160
Multiline Retail ......................................... 7,081,250 165,288 — 7,246,538
Multi-Utilities .......................................... 5,895,499 4,339,022 — 10,234,521
Oil, Gas & Consumable Fuels ............................... 26,594,607 5,196,851 — 31,791,458
Paper & Forest Products .................................. — 953,633 — 953,633
Personal Products ...................................... 765,342 2,217,897 — 2,983,239
Pharmaceuticals ....................................... 22,836,257 17,450,570 — 40,286,827
Professional Services .................................... 7,561,785 6,968,904 — 14,530,689
Real Estate Management & Development ....................... 687,663 4,623,346 — 5,311,009
Road & Rail ........................................... 6,158,663 998,215 — 7,156,878
Semiconductors & Semiconductor Equipment .................... 29,716,690 6,352,459 — 36,069,149
Software ............................................. 66,249,008 3,403,295 — 69,652,303
Specialty Retail ........................................ 13,756,464 1,446,594 — 15,203,058
Technology Hardware, Storage & Peripherals .................... 39,912,517 1,074,040 — 40,986,557
Textiles, Apparel & Luxury Goods ............................ 10,253,322 5,385,538 — 15,638,860
Trading Companies & Distributors ............................ 1,392,458 6,431,176 — 7,823,634
Transportation Infrastructure ............................... — 234,418 — 234,418
Water Utilities ......................................... 2,693,950 1,059,604 — 3,753,554
Wireless Telecommunication Services ......................... 107,295 2,730,155 — 2,837,450
Other Interests .......................................... — — — —
Preferred Stocks ......................................... — 1,174,997 — 1,174,997
U.S. Treasury Obligations ................................... — 306,757,226 — 306,757,226
Warrants .............................................. 18,445 — — 18,445
Short-Term Securities ....................................... 49,756,994 — — 49,756,994
$ 737,032,833 $ 532,126,788 $ 5,167 $ 1,269,164,788
Derivative Financial Instruments
(a)
Assets:
Equity contracts ........................................... $ 6,972,434 $ 1,731,908 $ — $ 8,704,342
Foreign currency exchange contracts ............................ — 4,372,165 — 4,372,165
Interest rate contracts ....................................... 21,627,128 30,493,310 — 52,120,438
Liabilities:
Equity contracts ........................................... (36,309,237) (4,932,730) — (41,241,967)
Foreign currency exchange contracts ............................ — (7,410,034) — (7,410,034)
Interest rate contracts ....................................... (27,424,160) (24,572,302) — (51,996,462)
$ (35,133,835) $ (317,683) $ — $ (35,451,518)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.